Share Capital (Details) - Schedule of Shares Issued and Outstanding - USD ($)																6 Months Ended	12 Months Ended
	Jun. 06, 2023	May 02, 2023	Jan. 26, 2023	Nov. 22, 2022	Oct. 28, 2022	Sep. 08, 2022	Aug. 25, 2022	Aug. 11, 2022	Aug. 04, 2022	Mar. 17, 2022	Mar. 15, 2022	Mar. 14, 2022	Feb. 10, 2022	Jan. 14, 2022	Nov. 12, 2021	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Capital (Details) - Schedule of Shares Issued and Outstanding [Line Items]
Balance																3,463,734	2,223,131
Balance																$ 49,434,692	$ 7,255,695	$ (5,031,943)	$ (2,904,521)	$ (1,467,470)
Issuance of shares to ASDT												86,996
Issuance of shares to ASDT												$ 2,124,615					2,124,615
Issuance of shares from private placement													8,000	154,000	2,126,400
Issuance of shares from private placement				$ 138,000	$ 210,740	$ 431,757	$ 560,135	$ 200,014	$ 890,818				$ 20,000	$ 385,000	$ 5,312,136				$ 1,477	156
Issuance of shares upon conversion of note											164,574
Issuance of shares upon conversion of note											$ 6,559,294						6,559,000
Issuance of shares in Holigen acquisition															13,129,212				13,129,212
Loss of control of Bophelo Bio																	$ (24,388)
Fair value of RSUs issued	20,610	637,254	421,052		82,000	60,810		20,620	91,836	4,000,000						475,959
Balance																	3,463,734	2,223,131
Balance																	$ 49,434,692	$ 7,255,695	$ (5,031,943)	$ (2,904,521)
Private placement
Share Capital (Details) - Schedule of Shares Issued and Outstanding [Line Items]
Issuance of shares from private placement												16,200			2,126,400
IPO
Share Capital (Details) - Schedule of Shares Issued and Outstanding [Line Items]
Issuance of shares from IPO											400,000
Shares Issued and Outstanding Capital [Member]
Share Capital (Details) - Schedule of Shares Issued and Outstanding [Line Items]
Balance																34,637,379	22,231,318	13,129,212
Balance																$ 49,434,692	$ 7,255,695	$ 1,636
Issuance of shares to ASDT																	86,996
Issuance of shares to ASDT																	$ 2,124,615
Issuance of shares from private placement																	162,000	2,126,400
Issuance of shares from private placement																	$ 278,481	$ 4,804,058
Issuance of shares upon conversion of note																	164,574
Issuance of shares upon conversion of note																	$ 6,559,000
Issuance of shares from IPO																	4,000,000
Issuance of shares from IPO																	$ 14,654,593
Issuance of shares in Holigen acquisition																	190,000
Issuance of shares in Holigen acquisition																	$ 16,131,000
Loss of control of Bophelo Bio																	$ (156)
Loss of control of Bophelo Bio
Cancelled shares																(20,620)
Cancelled shares																$ (200,014)
Balance																4,025,461	34,637,379	22,231,318	13,129,212
Balance																$ 50,188,451	$ 49,434,692	$ 7,255,695	$ 1,636
Shares Issued and Outstanding Capital [Member] | Restricted Share Units of 9.70 Per Share [Member]
Share Capital (Details) - Schedule of Shares Issued and Outstanding [Line Items]
Fair value of RSUs issued																	112,456
Fair value of RSUs issued																	$ 1,090,832
Shares Issued and Outstanding Capital [Member] | Restricted Share Units of 8.29 Per Share [Member]
Share Capital (Details) - Schedule of Shares Issued and Outstanding [Line Items]
Fair value of RSUs issued																	67,567
Fair value of RSUs issued																	$ 560,135
Shares Issued and Outstanding Capital [Member] | Restricted Share Units of 7.10 Per Share [Member]
Share Capital (Details) - Schedule of Shares Issued and Outstanding [Line Items]
Fair value of RSUs issued																	60,810
Fair value of RSUs issued																	$ 431,757
Shares Issued and Outstanding Capital [Member] | Restricted Share Units of 2.57 Per Share [Member]
Share Capital (Details) - Schedule of Shares Issued and Outstanding [Line Items]
Fair value of RSUs issued																	82,000
Fair value of RSUs issued																	$ 210,740
Shares Issued and Outstanding Capital [Member] | Restricted Share Units of 2.30 Per Share [Member]
Share Capital (Details) - Schedule of Shares Issued and Outstanding [Line Items]
Fair value of RSUs issued																	60,000
Fair value of RSUs issued																	$ 138,000
Shares Issued and Outstanding Capital [Member] | Restricted Share Units of 1.84 Per Share [Member]
Share Capital (Details) - Schedule of Shares Issued and Outstanding [Line Items]
Fair value of RSUs issued																421,052
Fair value of RSUs issued																$ 774,736
Shares Issued and Outstanding Capital [Member] | Restricted Share Units of 1.11 Per Share [Member]
Share Capital (Details) - Schedule of Shares Issued and Outstanding [Line Items]
Fair value of RSUs issued																161,295
Fair value of RSUs issued																$ 179,037
Shares Issued and Outstanding Capital [Member] | Private placement
Share Capital (Details) - Schedule of Shares Issued and Outstanding [Line Items]
Issuance of shares from private placement																	16,200
Issuance of shares from private placement																	$ 278,481
Shares Issued and Outstanding Capital [Member] | IPO
Share Capital (Details) - Schedule of Shares Issued and Outstanding [Line Items]
Issuance of shares from IPO																	400,000
Issuance of shares from IPO																	$ 14,654,593